UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Telemark Asset Management, LLC
Address:        One International Place, Suite 2401
                Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian C. Miley
Title:    Chief Financial Officer
Phone:    (617) 526-8910                 /s/ Brian C. Miley       Boston, Massachusetts   02/03/09
Signature, Place and Date of Signing     ----------------------   ---------------------   --------
[Signature]                              Brian C. Miley, Chief    [City, State]           [Date]
                                         Financial Officer

Report Type (Check only one.):


[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35 Data Records

Form 13F Information Table Value Total:    $53,375

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
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                                   TITLE OF            VALUE x   SHARES/          PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                     CLASS     CUSIP     ($1000)   PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
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BARRICK GOLD CORP                  EQUITY  067901108   $ 4,412   120,000    SH     N/A     SOLE        N/A    120,000    0      0
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ARCH CAPITAL GROUP                 EQUITY  G0450A105   $ 1,052    15,000    SH     N/A     SOLE        N/A     15,000    0      0
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AGNICO EAGLE MINES                 EQUITY  008474108  $ 3,080    60,000    SH     N/A     SOLE        N/A     60,000    0      0
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ANGLOGOLD ASHANTI LTD              EQUITY  035128206  $ 1,663    60,000    SH     N/A     SOLE        N/A     60,000    0      0
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CHUBB CORP                         EQUITY  171232101   $ 1,530    30,000    SH     N/A     SOLE        N/A     30,000    0      0
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CLEAN HARBORS INC                  EQUITY  184496107   $ 2,855    45,000    SH     N/A     SOLE        N/A     45,000    0      0
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CEPHEID                            EQUITY  15670R107     $ 623    60,000    SH     N/A     SOLE        N/A     60,000    0      0
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CISCO SYSTEMS INC.                 EQUITY  17275R102   $ 1,304    80,000    SH     N/A     SOLE        N/A     80,000    0      0
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DEVON ENERGY CORP                  EQUITY  25179M103     $ 329     5,000    SH     N/A     SOLE        N/A      5,000    0      0
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EPIQ SYSTEMS INC                   EQUITY  26882D109     $ 334    20,000    SH     N/A     SOLE        N/A     20,000    0      0
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FIRSTMERIT CORP                    EQUITY  337915102   $ 1,235    60,000    SH     N/A     SOLE        N/A     60,000    0      0
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FIRST SOLAR INC                    EQUITY  336433107     $ 552     4,000    SH     N/A     SOLE        N/A      4,000    0      0
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GOLD FIELDS                        EQUITY  38059T106   $ 1,192   120,000    SH     N/A     SOLE        N/A    120,000    0      0
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GOLDCORP INC                       EQUITY  380956409   $ 4,414   140,000    SH     N/A     SOLE        N/A    140,000    0      0
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SPDR GOLD TRUST                    EQUITY  78463V107   $ 6,922    80,000    SH     N/A     SOLE        N/A     80,000    0      0
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GOOGLE INC.                        EQUITY  38259P508   $ 1,538     5,000    SH     N/A     SOLE        N/A      5,000    0      0
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GAMMON GOLD INC                    EQUITY  36467T106     $ 711   130,000    SH     N/A     SOLE        N/A    130,000    0      0
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HCC INSURANCE HLDG                 EQUITY  404132102   $ 1,873    70,000    SH     N/A     SOLE        N/A     70,000    0      0
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HMS HOLDINGS CORP                  EQUITY  40425J101     $ 816    25,900    SH     N/A     SOLE        N/A     25,900    0      0
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HEARTLAND EXPRESS INC              EQUITY  422347104   $ 1,891   120,000    SH     N/A     SOLE        N/A    120,000    0      0
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HURON CONSULTING GROUP INC         EQUITY  447462102   $ 2,004    35,000    SH     N/A     SOLE        N/A     35,000    0      0
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ITRON INC                          EQUITY  465741106     $ 637    10,000    SH     N/A     SOLE        N/A     10,000    0      0
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HUNT(J.B.) TRANSPORT SERVICES INC  EQUITY  445658107     $ 263    10,000    SH     N/A     SOLE        N/A     10,000    0      0
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KINROSS GOLD CORP                  EQUITY  496902404   $ 3,868   210,000    SH     N/A     SOLE        N/A    210,000    0      0
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MONSANTO CO                        EQUITY  61166W101   $ 1,407    20,000    SH     N/A     SOLE        N/A     20,000    0      0
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NAVIGANT CONSULTING INC.           EQUITY  63935N107     $ 317    20,000    SH     N/A     SOLE        N/A     20,000    0      0
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NEWMONT MINING CORP                EQUITY  651639106   $ 2,442    60,000    SH     N/A     SOLE        N/A     60,000    0      0
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NORTHERN STAR MINING CORP          EQUITY  665732103      $ 38    70,000    SH     N/A     SOLE        N/A     70,000    0      0
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OLD NATIONAL BANCORP(INDIANA)      EQUITY  680033107     $ 726    40,000    SH     N/A     SOLE        N/A     40,000    0      0
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QUALCOMM INC                       EQUITY  747525103     $ 358    10,000    SH     N/A     SOLE        N/A     10,000    0      0
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SCHNITZER STEEL                    EQUITY  78112T107     $ 565    15,000    SH     N/A     SOLE        N/A     15,000    0      0
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SUN LIFE FINANCIAL INC.            EQUITY  867229106     $ 463    20,000    SH     N/A     SOLE        N/A     20,000    0      0
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ORTHOVITA                          EQUITY  68750U102     $ 678   200,000    SH     N/A     SOLE        N/A    200,000    0      0
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BERKLEY(W.R.)CORP                  EQUITY  084423102    $ 930    30,000    SH     N/A     SOLE        N/A     30,000    0      0
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XTO ENERGY INC                     EQUITY  98385X106     $ 353    10,000    SH     N/A     SOLE        N/A     10,000    0      0
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